Loans and Leases	12 Months Ended
Dec. 31, 2012
Loans and Leases [Abstract]
LOANS AND LEASES

NOTE 3 - LOANS AND LEASES

Loans outstanding at December 31, 2012 and 2011, are as follows:

	(Expressed in Thousands)
	2012	2011
Consumer Real Estate:
Construction	$730	$295
Farmland	239	213
Residential 1-4 Family	22,439	24,961
Home Equity Loans	1,960	2,380
Home Equity Lines of Credit	3,157	2,303

Total Consumer Real Estate	28,525	30,152
Commercial Real Estate:
Non-farm, non-residential	41,164	49,146
Multifamily (5 or more) residential properties	8,986	7,222

Total Commercial Real Estate	50,150	56,368
Commercial and Other Loans:
Commercial	5,626	4,354
Non-rated industrial development obligations	9,954	11,508
Other loans	23	76

Total Commercial and Other Loans	15,603	15,938
Consumer Loans:
Installment and other loans to individuals	4,668	6,484
Credit Cards	563	606

Total Consumer Loans	5,231	7,090

Total loans	99,509	109,548
Less unearned interest and deferred fees	122	119

Net loans	$99,387	$109,429

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. These policies and procedures are reviewed by management and approved by the Board of Directors on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentration of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company originates direct and indirect consumer loans including principally residential real estate, home equity lines and loans, credit cards, and indirect vehicle loans using a credit analysis as part of the underwriting process. Each loan type has a separate underwriting criteria, which consists of several factors including debt to income, type of collateral, credit history and customer relationship with the Company.

Commercial and industrial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably. Underwriting standards are designed to promote relationship banking rather than transactional banking. The Company’s management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of the borrower, however, may not be as expected and the collateral securing the loan may fluctuate in value. Minimum standards and underwriting guidelines have been established for commercial loan types.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those of real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be adversely affected by the general economy or conditions specific to the real estate market such as geography and/or property type.

Non-accrual loans amounted to $3,550,640 and $4,045,937 at December 31, 2012 and 2011, respectively. The amount of interest income that would have been recognized had the loans performed in accordance with their original terms was $216,468, $353,340 and $289,590 for 2012, 2011 and 2010, respectively.

The following tables present the contractual aging of the recorded investment in past due loans by class of loans (in thousands):

	December 31, 2012
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or more Past Due	Total Past Due	Total Loans	90 Days or more Past Due and Accruing
Commercial and Other Loans	$15,515	$65	$-	$23	$88	$15,603	$-
Commercial real estate	47,261	31	-	2,858	2,889	50,150	-
Consumer real estate	28,006	139	295	85	519	28,525	-
Consumer	5,214	4	7	6	17	5,231	-
Unearned interest and deferred fees	(122)	-	-	-	-	(122)	-

Total loans	$95,874	$239	$302	$2,972	$3,513	$99,387	$-

Non-accrual loans included above are as follows:
Commercial and Other Loans	$8	$-	$-	$23	$23	$31	$-
Commercial real estate	257	-	-	2,858	2,858	3,115	-
Consumer real estate	195	108	-	85	193	388	-
Consumer	10	-	1	6	7	17	-

Total non-accrual loans	$470	$108	$1	$2,972	$3,081	$3,551	$-

	December 31, 2011
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or more Past Due	Total Past Due	Total Loans	90 Days or more Past Due and Accruing
Commercial and Other Loans	$15,655	$257	$-	$26	$283	$15,938	$-
Commercial real estate	52,727	409	36	3,196	3,641	56,368	-
Consumer real estate	29,681	221	140	110	471	30,152	-
Consumer	7,040	9	17	24	50	7,090	-
Unearned interest and deferred fees	(119)	-	-	-	-	(119)	-

Total loans	$104,984	$896	$193	$3,356	$4,445	$109,429	$-

Non-accrual loans included above are as follows:
Commercial and Other Loans	$13	$-	$-	$26	$26	$39	$-
Commercial real estate	253	84	-	3,196	3,280	3,533	-
Consumer real estate	232	105	-	110	215	447	-
Consumer	-	-	3	24	27	27	-

Total non-accrual loans	$498	$189	$3	$3,356	$3,548	$4,046	$-

The Company utilizes an internal asset classification system as a means of reporting problem and potential problem loans. Under the Company’s risk rating system, the Company classifies problem and potential problem loans as “Special Mention”, “Substandard”, and “Doubtful.” Substandard loans include those characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as Doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans that do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses that deserve management’s close attention are deemed to be Special Mention. Risk ratings are updated any time the situation warrants.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass-rated loans. The following tables present the risk category of loans by class of loans based on the most recent analysis performed and the contractual aging as of December 31, 2012 and 2011 (in thousands):

December 31, 2012	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$15,572	$-	$31	$-	$15,603
Commercial Real Estate	39,873	3,465	6,812	-	50,150
Construction and Farmland	969	-	-	-	969

Total	$56,414	$3,465	$6,843	$-	$66,722

Current	$56,349	$3,465	$3,728	$-	$63,542
Past Due 30-59 days	65	-	-	-	65
Past Due 60-89 days	-	-	-	-	-
Past Due 90 days or more	-	-	-	-	-
Non- accrual	-	-	3,115	-	3,115

Total	$56,414	$3,465	$6,843	$-	$66,722

December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$15,882	$-	$56	$-	$15,938
Commercial Real Estate	43,067	5,807	6,786	708	56,368
Construction and Farmland	508	-	-	-	508

Total	$59,457	$5,807	$6,842	$708	$72,814

Current	$59,164	$5,807	$3,653	$-	$68,624
Past Due 30-59 days	257	-	325	-	582
Past Due 60-89 days	36	-	-	-	36
Past Due 90 days or more	-	-	-	-	-
Non- accrual	-	-	2,864	708	3,572

Total	$59,457	$5,807	$6,842	$708	$72,814

For consumer and residential real estate loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in those loan classes based on payment activity as of December 31, 2012 and 2011 (in thousands):

2012	Performing	Non-performing	Total
Consumer	$5,214	$17	$5,231
Consumer Real Estate	28,247	388	28,635

Total	$33,461	$405	$33,866

2011	Performing	Non-performing	Total
Consumer	$7,063	$27	$7,090
Consumer Real Estate	29,705	447	30,152

Total	$36,768	$474	$37,242

	December 31,
	2012	2011	2010
Average investment in impaired loans	$3,646	$4,235	$5,062

Related allowance for loan losses	642	836	256

Partial charge-offs	-	-	-

Interest income recognized on a cash basis on impaired loans	-	-	-

No additional funds are committed to be advanced in connection with impaired loans.

The Company also evaluates problem loans for impairment. A loan is considered to be impaired if it is probable that the Company will not be able to collect the payments for principal and interest when due according to the contractual terms of the loan agreement. Impaired loans generally include all non-accrual loans and Troubled Debt Restructurings (TDR’s).

Year-end impaired loans are set forth in the following table. No interest income was recognized on impaired loans subsequent to their classification as impaired (in thousands):

	December 31, 2012
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and Other Loans	$31	$8	$23	$31	$23
Commercial real estate	3,115	537	2,578	3,115	619
Consumer real estate	226	226	-	226	-

Total	$3,372	$771	$2,601	$3,372	$642

	December 31, 2011
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and Other Loans	$46	$39	$7	$46	$7
Commercial real estate	3,533	1,056	2,477	3,533	829
Consumer real estate	312	312	-	312	-

Total	$3,891	$1,407	$2,484	$3,891	$836

The average recorded investment in impaired loans are set forth below in the following table. No interest income was recognized on impaired loans subsequent to their classification as impaired (in thousands):

	Average Recorded Investment
	December 31, 2012	December 31, 2011
Commercial and Other Loans	32	46
Commercial real estate	3,112	3,807
Consumer real estate	502	382

Total	$3,646	$4,235

The Company’s loan portfolio also includes certain loans that have been modified in a Troubled Debt Restructuring (TDR), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDRs are classified as nonaccrual at the time of restructure and may only be returned to accrual status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months. TDR’s on accrual status may remain in accrual status after they have been restructured as long as they continue to perform in accordance with their modified terms. There were no TDR’s in accrual status at December 31, 2012 and December 31, 2011.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan’s classification at origination.

The following tables include the recorded investment and number of modifications for modified loans, as of the respective dates. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured.

	December 31, 2012			December 31, 2011
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial and Other Loans	-	$-	$-	-	$-	$-
Commercial real estate	3	2,768	2,231	4	3,935	2,594
Consumer real estate	2	27	21	1	23	22

Total	5	$2,795	$2,252	5	$3,958	$2,616

Troubled Debt Restructurings That subsequently defaulted
Commercial and Other Loans	-	$-	$-	-	$-	$-
Commercial real estate	2	2,513	2,094	3	3,680	2,388
Consumer real estate	1	23	18	1	23	22

Total	3	$2,536	$2,112	4	$3,703	$2,410

No additional funds are committed to be advanced to customers whose loans were classified as TDR’s